MOONVEST ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 21.0%
Automotive Parts & Equipment - 3.9%
WeRide, Inc. - ADR (a)	217,720	$1,680,798

Broadline Retail - 4.0%
Kohl's Corp.	123,825	1,754,600

Distributors - 3.7%
GigaCloud Technology, Inc. - Class A (a)	36,103	1,606,223

Education Services - 5.4%
Coursera, Inc. (a)	122,186	727,007
Udemy, Inc. (a)	341,974	1,620,957
		2,347,964
Restaurants - 4.0%
Chagee Holdings Ltd. - ADR	156,782	1,740,280
Total Consumer Discretionary		9,129,865

Consumer Staples - 7.5%
Packaged Foods & Meats - 3.7%
Simply Good Foods Co. (a)	122,354	1,635,873

Personal Care Products - 3.8%
Oddity Tech Ltd. - Class A (a)	114,867	1,644,895
Total Consumer Staples		3,280,768

Financials - 9.7%
Life & Health Insurance - 5.8%
Oscar Health, Inc. - Class A (a)	135,520	2,501,699

Transaction & Payment Processing Services - 3.9%
Dlocal Ltd.	123,016	1,707,462
Total Financials		4,209,161

Health Care - 5.9%
Biotechnology - 5.9%
Sarepta Therapeutics, Inc. (a)	122,258	2,552,747

Industrials - 25.3% (b)
Aerospace & Defense - 11.4%
Red Cat Holdings, Inc. (a)	191,094	2,239,622

MOONVEST ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Redwire Corp. (a)	296,969	$2,729,145
		4,968,767
Electrical Components & Equipment - 9.7%
Array Technologies, Inc. (a)	209,000	1,617,660
Fluence Energy, Inc. (a)	212,144	2,583,914
		4,201,574
Heavy Electrical Equipment - 4.2%
NuScale Power Corp. (a)	147,633	1,839,507
Total Industrials		11,009,848

Information Technology - 30.6% (b)
Application Software - 12.9%
Cleanspark, Inc. (a)	291,513	3,652,658
Pagaya Technologies Ltd. - Class A (a)	140,601	1,952,948
		5,605,606
Internet Services & Infrastructure - 4.2%
Wix.com Ltd. (a)	24,396	1,822,137

Systems Software - 4.0%
Nebius Group NV (a)	12,558	1,735,892

Technology Hardware, Storage & Peripherals - 9.5%
IonQ, Inc. (a)	54,506	2,459,311
Super Micro Computer, Inc. (a)	61,678	1,689,977
		4,149,288
Total Information Technology		13,312,923
TOTAL COMMON STOCKS (Cost $36,015,605)		43,495,312

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (c)	48,111	48,111
TOTAL MONEY MARKET FUNDS (Cost $48,111)		48,111

TOTAL INVESTMENTS - 100.1% (Cost $36,063,716)		$43,543,423
Liabilities in Excess of Other Assets - (0.1)%		(23,433)
TOTAL NET ASSETS - 100.0%		$43,519,990

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

MOONVEST ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MOONVEST ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Moonvest ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$43,495,312	$—	$—	$43,495,312
Money Market Funds	48,111	—	—	48,111
Total Investments	$43,543,423	$—	$—	$43,543,423

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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